NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 29, 2018	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Apr. 30, 2020	Feb. 02, 2019
Date of incorporation		Dec. 05, 2007
Business acquisition transaction of equity securities, description	The Company entered into a transaction (the “Share Exchange”), pursuant to which the Company acquired 100% of the issued and outstanding equity securities of The 4LESS Corp. (“4LESS”), in exchange for the issuance of (i) nineteen thousand (19,000) shares of Series B Preferred Stock, (ii) six thousand seven hundred fifty (6,750) shares of Series C Preferred Stock, and (iii) 870 shares of Series D Preferred Stock. The Series C Preferred Shares have a right to convert into common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date.
Previous federal statutory rate		35.00%	35.00%
Federal statutory tax rate		21.00%	21.00%
Warrants to purchase common shares			950,000
Additional net lease asset						$ 454,087
Additional lease liabilities						$ 454,087
Net lease assets and lease liabilities			$ 454,087	$ 454,087
Percentage of change in liability			1.00%
Percentage of change in historical volatility			25.00%
Description of other inputs, sensitivity				The other inputs, such as risk free rate, high yield cash rate and stock price all have a sensitivity for a 1% change in the input variable results in a significantly less than 1% change in the calculated derivative liability.
Third Parties From Three Vendors [Member]
Percentage of inventory		54.00%	57.00%	59.00%	53.00%
Accounts payable		$ 462,991	$ 599,072	$ 369,592	$ 434,528
Warrant [Member]
Warrants to purchase common shares		0